FINANCE EXPENSES AND INCOME - Finance Costs (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Expenses And Income
Interest expense	R$ (2,328.3)	R$ (1,431.8)	R$ (1,786.6)
Net Interest on pension plans	(107.9)	(115.6)	(117.2)
Losses on hedging instruments	(3,158.4)	(2,540.2)	(1,919.3)
Interest on provision for disputes and litigation	(456.6)	(290.0)	(208.8)
Exchange variations	(751.1)	(453.9)	(706.4)
Financial instruments at fair value through profit or loss	0.0	0.0	(4.3)
Tax on financial transactions	(339.6)	(216.6)	(335.0)
Bank guarantee expenses	(176.1)	(174.9)	(188.0)
Other financial results	(574.2)	(204.8)	(164.9)
Total	R$ (7,892.2)	R$ (5,427.8)	R$ (5,430.5)